Registration Nos. 333-124214
                                    811-21757

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 108	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 102	☒

(Check appropriate box or boxes)

American Independence Funds Trust

(Exact Name of Registrant as Specified in Charter)

225 WEST 34TH ST., 9TH FLOOR
NEW YORK, NY 10122

(Address of Principal Executive Offices)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (646) 747-3477

ERIC RUBIN, PRESIDENT

AMERICAN INDEPENDENCE FINANCIAL SERVICES, LLC

225 WEST 34TH ST., 9TH FLOOR, NEW YORK, NY 10122

COPIES TO:

JON RAND
DECHERT LLP
1095 AVENUE OF THE AMERICAS
NEW YORK, NY 10036-6797

It is proposed that the filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485.

☑ on January 9, 2015 pursuant to paragraph (b) of Rule 485.

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

☐ on (date) pursuant to paragraph (a)(1) of Rule 485.

☐ 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

☐ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☑	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing of Post-Effective Amendment No. 108 is to delay the effectiveness of the Trust’s Post-Effective Amendment No. 104 to its Registration Statement until January 9, 2015. Parts A, B and C of Registrant’s Post-Effective Amendment No. 104 under the Securities Act of 1933 filed on August 14, 2014 (accession number 0001324443-13-000080) are incorporated by reference herein.

This Post-Effective Amendment No. 108 relates solely to the American Independence Emerging Markets Fund, a series of American Independence Funds Trust (the “Trust”). This Amendment does not affect the currently effective prospectuses and statements of additional information for series of the Trust not included herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of New York and State of New York on the 11th day of December, 2014.

AMERICAN INDEPENDENCE FUNDS TRUST

(Registrant)

By: /s/ Eric M. Rubin

Eric M. Rubin, President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ Eric Rubin	President	December 11, 2014
Eric Rubin

/s/ Jeffrey Haas*	Chairman of the Board and Trustee	December 11, 2014
Jeffrey Haas

/s/ Terry L. Carter*	Trustee	December 11, 2014
Terry L. Carter

/s/ Thomas F. Kice*	Trustee	December 11, 2014
Thomas F. Kice

/s/ George Mileusnic*	Trustee	December 11, 2014
George Mileusnic

/s/ John J. Pileggi*	Trustee	December 11, 2014
John J. Pileggi

/s/ Peter L. Ochs*	Trustee	December 11, 2014
Peter L. Ochs

*By: /s/ Eric M. Rubin

Eric Rubin, Attorney-in-Fact pursuant to Power of Attorney Previously Filed with Post-Effective Amendment No. 82 on January 30, 2013.